Lease Liabilities	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
Lease Liabilities
10.	LEASE LIABILITIES
On transition to IFRS 16, the Company recognized additional
right-of-use
assets (Note 8) and additional lease liabilities. The
right-of-use
assets include the corporate office and various mining related equipment and vehicles.
The impact on transition is summarized below:

January 1, 2019

Right-of-use assets presented in property, plant and equipment	$2,670

Lease liabilities	$2,670
When measuring lease liabilities for leases that were classified as operating leases, the Company discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted average rate applied is approximately 5.4%.

Operating lease commitments at December 31, 2018	$3,048

Discounted using the incremental borrowing rate at January 1, 2019	2,670

Lease obligations recognized at January 1, 2019	$2,670